400 Renaissance Center Detroit, Michigan 48243 www.dykema.com Tel: (313) 568-6800 Fax: (313) 568-6658 Paul R. Rentenbach Direct Dial: (313) 568-6973 Email: prentenbach@dykema.com
April 28, 2010
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Advance Capital I, Inc. — Post-Effective Amendment No. 39 to Registration Statement (File No. 33-13754)
Ladies and Gentlemen:
     Advance Capital I, Inc. (the “registrant”), is filing today Post-Effective Amendment No. 39 (the “Amendment”) pursuant to Rule 485(b) in response to the staff’s comments on the prospectus and statement of additional information included with Post-Effective Amendment No. 38 to the above-referenced registration statement. On behalf of the registrant, we represent that the Amendment is filed solely for one or more of the purposes specified in Rule 485(b)(1) and that no material event requiring disclosure in the prospectus, other than one for which the Commission has approved a filing under Rule 485(b)(1)(vii), has occurred since the effective date of the registrant’s most recent post-effective amendment to its registration statement that included a prospectus.
     We also wish to advise that none of the Funds described in the prospectus and statement of additional information included in the Amendment engages in the practice of securities lending or transactions involving reverse repurchase agreements.
     In connection with the above-referenced filing, the registrant has authorized us, as counsel, to inform you that it acknowledges that:
•	The registrant is responsible for the adequacy and accuracy of the disclosure in the above-referenced filing;

•	Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
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Securities and Exchange Commission
April 28, 2010

•	The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing, and the registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United State; and

•	Staff comments or changes in response to staff comments in the proposed disclosure in the filing do not foreclose the Commission from taking any action with respect to the filing, and the registrant may not assert such comments or changes as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Very truly yours,
Dykema Gossett pllc
/S/ PAUL R. RENTENBACH
Paul R. Rentenbach
/kjh
Encl.
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